Exchange Rates - Summary of Exchange Rates in Preparing Consolidated Statements (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Euro to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.12	1.14	1.13
Euro to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.12	1.18
US dollars to sterling [member] | Income statement [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Average foreign exchange rate	1.28	1.28	1.34
US dollars to sterling [member] | Statement of financial position [member]
Disclosure Of Foreign Exchange Rates [Line Items]
Closing foreign exchange rate	1.37	1.33